Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 41,549	$ 1,350,005	$ (475,371)	$ (250,675)	$ 665,508
Balance, shares at Dec. 31, 2022	[1]	10,000,000
Net income (loss)				770,571		770,571
Currency translation					(49,159)	(49,159)
Balance at Dec. 31, 2023		$ 41,549	1,350,005	295,200	(299,834)	1,386,920
Balance, shares at Dec. 31, 2023	[1]	10,000,000
Net income (loss)				1,332,399		1,332,399
Currency translation					(198,007)	(198,007)
Balance at Dec. 31, 2024		$ 41,549	1,350,005	1,627,599	(497,841)	2,521,312
Balance, shares at Dec. 31, 2024	[1]	10,000,000
Net income (loss)				119,394		119,394
Currency translation					(240,796)	(240,796)
Issuance of common stock upon initial public offering, net of offering costs (Note 1)		$ 2,500,000	655,839			3,155,839
Issuance of common stock upon initial public offering, net of offering costs (Note 1), shares	[1]	1,250,000
Stock-based compensation			537,000			537,000
Exercise of stock acquisition rights		$ 958	958			1,916
Exercise of stock acquisition rights, shares	[1]	300,000
Balance at Dec. 31, 2025		$ 2,542,507	$ 2,543,802	$ 1,746,993	$ (738,637)	$ 6,094,665
Balance, shares at Dec. 31, 2025	[1]	11,550,000

[1]	On March 3, 2024, the Company effected a forward stock split of the Company’s issued and outstanding common shares at a split ratio of 1-for-1,000 such that every holder of common shares of the Company shall receive 1,000 common shares for every one common share held. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.